UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 17, 2009
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total(x$1,000):  $85,604
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     1528    65752 SH       Sole                    63486              2266
Avon                           COM              054303102     1825    70785 SH       Sole                    67985              2800
Bank of America                COM              060505104      874    66175 SH       Sole                    63709              2466
Bed, Bath & Beyond             COM              075896100     1079    35100 SH       Sole                    34215               885
Black & Decker                 COM              091797100     1104    38520 SH       Sole                    37270              1250
Boeing Company                 COM              097023105     1777    41823 SH       Sole                    40162              1661
Burlington North SF            COM              12189T104     1954    26575 SH       Sole                    25660               915
Campbell Soup Co               COM              134429109     1815    61700 SH       Sole                    59685              2015
Caterpillar, Inc               COM              149123101     1482    44867 SH       Sole                    43701              1166
Chevron                        COM              166764100     2808    42383 SH       Sole                    40833              1550
Cisco Systems                  COM              17275R102     2111   113170 SH       Sole                   110200              2970
Citigroup Inc                  COM              172967101      394   132785 SH       Sole                   127826              4959
Claymore BRIC ETF              COM              18383m100      604    18807 SH       Sole                    18105               702
Coca-Cola                      COM              191216100     1665    34701 SH       Sole                    33256              1445
Disney, (Walt) Co              COM              254687106     2111    90495 SH       Sole                    87595              2900
DuPont deNemours               COM              263534109     1374    53623 SH       Sole                    51720              1903
Ebay Inc                       COM              278642103      668    39020 SH       Sole                    38220               800
Exxon Mobil Corp               COM              30231G102     3413    48816 SH       Sole                    47161              1655
FedEx Corp                     COM              31428X106     1851    33275 SH       Sole                    32265              1010
Garmin Ltd.                    COM              g37260109      475    19937 SH       Sole                    19115               822
General Electric               COM              369604103     2116   180586 SH       Sole                   174718              5868
Goodyear Tire                  COM              382550101     1033    91770 SH       Sole                    89140              2630
Home Depot                     COM              437076102     1855    78500 SH       Sole                    75880              2620
Honda Motor Co                 COM              438128308     1096    40040 SH       Sole                    38905              1135
Int'l Business Mach            COM              459200101     2886    27640 SH       Sole                    26735               905
Intel Corp                     COM              458140100     1927   116426 SH       Sole                   111691              4735
International Paper            COM              460146103     1103    72870 SH       Sole                    71110              1760
Internet Capital Group Inc     COM              46059c205       74    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      764    25003 SH       Sole                    25003
JP Morgan Chase                COM              46625H100     2460    72133 SH       Sole                    69247              2886
Johnson & Johnson              COM              478160104     2739    48219 SH       Sole                    46403              1816
Lowe's                         COM              548661107     2068   106567 SH       Sole                   103222              3345
McDonalds Corp                 COM              580135101     1960    34101 SH       Sole                    32751              1350
Microsoft                      COM              594918104     2041    85879 SH       Sole                    83007              2872
Morgan Stanley                 COM              617446448     1014    35570 SH       Sole                    34370              1200
Nokia ADR                      COM              654902204     1529   104869 SH       Sole                   101479              3390
Novartis AG ADR                COM              66987V109     1298    31827 SH       Sole                    30255              1572
Oracle Systems                 COM              68389X105     2693   125745 SH       Sole                   120745              5000
P'Shr Gldn Drgn ETF            COM              73935x401      685    32270 SH       Sole                    31320               950
Pfizer Inc                     COM              717081103     1610   107324 SH       Sole                   104646              2678
Procter & Gamble               COM              742718109     1807    35365 SH       Sole                    34074              1291
Royal Dutch Shl ADR            COM              780259206     1624    32366 SH       Sole                    31836               530
Royal Phil Elec ADR            COM              500472303     1784    96864 SH       Sole                    93881              2983
SAP AG ADR                     COM              803054204     1324    32940 SH       Sole                    32090               850
Sonus Networks Inc             COM              835916107       32    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109      811    59010 SH       Sole                    57090              1920
Stryker Corp                   COM              863667101     1524    38345 SH       Sole                    36845              1500
Terex Corp.                    COM              880779103      324    26820 SH       Sole                    26115               705
Time Warner Inc                COM              887317303      359    14247 SH       Sole                    13220              1027
Toyota Motor ADR               COM              892331307     1423    18845 SH       Sole                    18120               725
Tyson Foods Cl A               COM              902494103     1423   112824 SH       Sole                   110249              2575
Unilever ADR                   COM              904784709     1523    62997 SH       Sole                    61025              1972
United Technologies            COM              913017109     3124    60118 SH       Sole                    58052              2066
Wal-Mart Stores                COM              931142103     3444    71094 SH       Sole                    68539              2556
Zimmer Inc.                    COM              98956p102     1211    28425 SH       Sole                    27635               790